Domini Impact Equity Fund

Portfolio of Investments

October 31, 2021 (Unaudited)

Security	Shares	Value
Long Term Investments – 99.8%
Common Stocks – 99.8%
Communication Services – 10.7%
Alphabet, Inc., Class A (a)	19,950	$59,070,354
Altice USA, Inc., Class A (a)	8,300	135,290
AT&T, Inc.	249,385	6,299,465
Charter Communications, Inc., Class A (a)	4,158	2,806,193
Comcast Corp., Class A	158,121	8,132,163
Electronic Arts, Inc.	9,718	1,362,949
Lumen Technologies, Inc.	37,600	445,936
Match Group, Inc. (a)	9,100	1,372,098
Netflix, Inc. (a)	15,138	10,449,913
New York Times Co. (The), Class A	93,783	5,119,614
Omnicom Group, Inc.	7,400	503,792
Pinterest, Inc., Class A (a)	19,300	861,552
Roku, Inc. (a)	4,000	1,219,600
SoftBank Group Corp. ADR	78,173	2,109,889
Spotify Technology SA (a)	3,900	1,128,660
Take-Two Interactive Software, Inc. (a)	3,981	720,561
TELUS Corp.	45,694	1,048,677
T-Mobile US, Inc. (a)	20,200	2,323,606
Verizon Communications, Inc.	138,295	7,328,252
Walt Disney Co. (The) (a)	63,093	10,667,134

		123,105,698

Consumer Discretionary – 13.6%
Advance Auto Parts, Inc.	2,057	463,895
Amazon.com, Inc. (a)	15,119	50,987,769
Aptiv PLC (a)	9,500	1,642,455
Best Buy Co., Inc.	7,649	935,014
Booking Holdings, Inc. (a)	1,390	3,364,884
BorgWarner, Inc.	8,400	378,588
Bright Horizons Family Solutions, Inc. (a)	2,000	332,000
Chegg, Inc. (a)	58,653	3,486,334
Chipotle Mexican Grill, Inc. (a)	917	1,631,370
Cie Generale des Etablissements Michelin SCA ADR	28,750	903,900
Dollar General Corp.	8,300	1,838,616
eBay, Inc.	21,900	1,680,168
Etsy, Inc. (a)	4,300	1,077,967
Garmin, Ltd.	5,246	753,326
Gildan Activewear, Inc.	6,800	249,696
Home Depot, Inc. (The)	36,751	13,661,817
Lowe’s Cos., Inc.	24,141	5,644,649
MercadoLibre, Inc. (a)	1,650	2,443,683
NIKE, Inc., Class B	43,949	7,352,228

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
NIO, Inc. ADR (a)	47,200	$1,860,152
NVR, Inc. (a)	120	587,376
O’Reilly Automotive, Inc. (a)	2,300	1,431,336
Peloton Interactive, Inc., Class A (a)	8,900	813,816
Sony Corp. ADR	43,155	4,996,917
Starbucks Corp.	40,967	4,345,370
Tapestry, Inc.	9,300	362,514
Target Corp.	17,051	4,426,781
Tesla, Inc. (a)	30,333	33,790,962
TJX Cos., Inc.	38,700	2,534,463
Ulta Beauty, Inc. (a)	1,898	697,249
VF Corp.	11,800	859,984
Williams-Sonoma, Inc.	2,600	482,898

		156,018,177

Consumer Staples – 5.3%
AppHarvest, Inc. (a)	266,049	1,601,615
Beyond Meat, Inc. (a)	25,193	2,493,603
Campbell Soup Co.	6,491	259,315
Church & Dwight Co., Inc.	8,712	761,080
Clorox Co. (The)	4,400	717,244
Colgate-Palmolive Co.	29,525	2,249,510
Costco Wholesale Corp.	15,403	7,571,191
Estee Lauder Cos., Inc. (The), Class A	7,477	2,425,015
General Mills, Inc.	21,599	1,334,818
JM Smucker Co. (The)	3,746	460,234
Keurig Dr Pepper, Inc.	25,200	909,468
Kimberly-Clark Corp.	11,718	1,517,364
Kraft Heinz Co. (The)	22,123	793,994
Kroger Co. (The)	23,311	932,906
Lamb Weston Holdings, Inc.	4,900	276,605
L’Oreal SA ADR	36,300	3,322,902
McCormick & Co., Inc.	9,300	746,139
Mondelez International, Inc., Class A	48,147	2,924,449
PepsiCo, Inc.	48,231	7,794,130
Procter & Gamble Co. (The)	83,925	12,000,436
SunOpta, Inc. (a)	317,309	2,462,318
Sysco Corp.	16,503	1,269,081
Unilever PLC ADR	89,185	4,778,532
Walgreens Boots Alliance, Inc.	25,348	1,191,863

		60,793,812

Financials – 9.4%
Aflac, Inc.	21,115	1,133,242
AGNC Investment Corp.	18,200	289,744

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Financials (Continued)
Allstate Corp.	10,200	$1,261,434
American Express Co.	20,648	3,588,209
Annaly Capital Management, Inc.	47,900	405,234
Aon PLC, Class A	7,500	2,399,400
Banco do Brasil SA ADR	49,300	251,923
Bank of America Corp.	257,054	12,282,040
Bank of Montreal	21,831	2,368,882
Bank of New York Mellon Corp. (The)	27,100	1,604,320
Bank of Nova Scotia (The)	40,066	2,626,727
BlackRock, Inc.	4,934	4,655,032
Canadian Imperial Bank of Commerce	15,400	1,867,404
Capital One Financial Corp.	15,318	2,313,478
Cboe Global Markets, Inc.	3,700	488,178
Charles Schwab Corp. (The)	52,278	4,288,364
Chubb, Ltd.	13,087	2,556,938
Cincinnati Financial Corp.	5,411	657,112
Citigroup, Inc.	70,108	4,848,669
CME Group, Inc.	12,298	2,712,324
Comerica, Inc.	4,654	396,009
Discover Financial Services	10,200	1,155,864
DNB Bank ASA ADR	30,840	733,992
East West Bancorp, Inc.	4,800	381,504
Equitable Holdings, Inc.	15,300	512,550
Everest Re Group, Ltd.	1,300	339,950
FactSet Research Systems, Inc.	1,300	577,057
Fifth Third Bancorp	23,456	1,021,040
First Republic Bank	6,100	1,319,613
Hartford Financial Services Group, Inc. (The)	12,493	911,114
Huntington Bancshares, Inc.	50,900	801,166
Intercontinental Exchange, Inc.	19,495	2,699,278
Invesco, Ltd.	13,803	350,734
KeyCorp	34,000	791,180
London Stock Exchange Group PLC ADR	49,500	1,227,105
Markel Corp. (a)	490	643,434
MarketAxess Holdings, Inc.	1,300	531,271
Marsh & McLennan Cos., Inc.	17,330	2,890,644
MetLife, Inc.	22,700	1,425,560
Moody’s Corp.	5,514	2,228,483
Morgan Stanley	49,759	5,114,230
MSCI, Inc.	2,805	1,864,988
Nasdaq, Inc.	4,200	881,454
Northern Trust Corp.	7,000	861,280
PNC Financial Services Group, Inc. (The)	14,649	3,091,378
Principal Financial Group, Inc.	9,400	630,646

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Financials (Continued)
Progressive Corp. (The)	20,458	$1,941,055
Prudential Financial, Inc.	13,261	1,459,373
Raymond James Financial, Inc.	6,450	635,905
Regions Financial Corp.	33,528	793,943
S&P Global, Inc.	8,398	3,981,996
T Rowe Price Group, Inc.	7,711	1,672,362
Toronto-Dominion Bank (The)	61,417	4,453,347
Travelers Cos., Inc. (The)	8,516	1,370,054
Truist Financial Corp.	46,002	2,919,747
US Bancorp	45,816	2,765,912

		107,973,872

Health Care – 12.3%
AbbVie, Inc.	60,652	6,954,965
ABIOMED, Inc. (a)	1,600	531,264
Agilent Technologies, Inc.	10,400	1,637,896
Alcon, Inc.	17,362	1,447,296
Align Technology, Inc. (a)	2,600	1,623,362
Alnylam Pharmaceuticals, Inc. (a)	4,100	654,196
Amgen, Inc.	19,819	4,101,938
Becton Dickinson and Co.	9,851	2,360,201
Biogen, Inc. (a)	5,167	1,377,936
BioMarin Pharmaceutical, Inc. (a)	6,300	499,149
Bio-Rad Laboratories, Inc., Class A (a)	700	556,276
Bio-Techne Corp.	1,400	733,110
Bristol-Myers Squibb Co.	76,301	4,455,978
Catalent, Inc. (a)	5,900	813,374
Cerner Corp.	10,723	796,612
Cooper Cos., Inc. (The)	1,700	708,764
CSL, Ltd. ADR	31,500	3,580,605
Danaher Corp.	22,115	6,894,794
DENTSPLY SIRONA, Inc.	7,516	429,990
DexCom, Inc. (a)	11,872	7,398,749
Edwards Lifesciences Corp. (a)	21,472	2,572,775
Exact Sciences Corp. (a)	20,366	1,939,251
Gilead Sciences, Inc.	43,646	2,831,752
GlaxoSmithKline PLC ADR	87,325	3,696,467
Guardant Health, Inc. (a)	3,300	385,407
Henry Schein, Inc. (a)	4,800	366,480
Hologic, Inc. (a)	81,084	5,944,268
IDEXX Laboratories, Inc. (a)	2,919	1,944,463
Illumina, Inc. (a)	5,449	2,261,662
Incyte Corp. (a)	6,500	435,370
Inspire Medical Systems, Inc. (a)	15,801	4,259,634

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Insulet Corp. (a)	2,300	$713,046
Koninklijke Philips NV	32,176	1,520,316
Masimo Corp. (a)	1,800	510,372
Merck & Co., Inc.	87,535	7,707,457
Mettler-Toledo International, Inc. (a)	790	1,169,895
Moderna, Inc. (a)	12,100	4,177,041
Novo Nordisk A/S ADR	56,678	6,241,948
Organon & Co.	8,823	324,245
PerkinElmer, Inc.	3,900	689,871
Pfizer, Inc.	195,370	8,545,484
Quest Diagnostics, Inc.	4,115	604,000
Regeneron Pharmaceuticals, Inc. (a)	3,542	2,266,667
ResMed, Inc.	4,946	1,300,353
Sanofi ADR	75,416	3,803,229
Seagen, Inc. (a)	37,200	6,559,476
STERIS PLC	3,500	818,090
Stryker Corp.	11,528	3,067,255
Teladoc Health, Inc. (a)	26,841	4,015,145
Teleflex, Inc.	1,700	606,798
Thermo Fisher Scientific, Inc.	13,688	8,665,462
Veeva Systems, Inc., Class A (a)	4,806	1,523,550
Vertex Pharmaceuticals, Inc. (a)	8,843	1,635,336
Waters Corp. (a)	2,163	795,011

		141,454,031

Industrials – 6.9%
ABB, Ltd. ADR	57,600	1,903,104
Allegion PLC	3,100	397,730
Ameresco, Inc., Class A (a)	114,985	9,443,718
AO Smith Corp.	4,500	328,815
Assa Abloy AB ADR	66,242	971,108
Brambles, Ltd. ADR	25,600	388,608
Carrier Global Corp.	30,200	1,577,346
CH Robinson Worldwide, Inc.	4,700	455,853
Cintas Corp.	3,000	1,299,300
Copart, Inc. (a)	7,500	1,164,675
CoStar Group, Inc. (a)	13,710	1,179,745
Cummins, Inc.	4,941	1,185,049
Deere & Co.	9,845	3,370,042
Deutsche Post AG ADR	34,037	2,115,059
Donaldson Co., Inc.	4,000	240,040
Emerson Electric Co.	20,826	2,020,330
Expeditors International of Washington, Inc.	5,900	727,234
Fastenal Co.	20,158	1,150,619

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Fortune Brands Home & Security, Inc.	4,800	$486,720
Generac Holdings, Inc. (a)	2,100	1,046,976
Graco, Inc.	5,700	428,526
Hubbell, Inc.	1,800	358,866
IAA, Inc. (a)	4,400	262,460
IDEX Corp.	2,600	578,682
IHS Markit, Ltd.	12,194	1,594,000
Illinois Tool Works, Inc.	9,652	2,199,401
Ingersoll Rand, Inc. (a)	12,969	697,213
JB Hunt Transport Services, Inc.	2,800	552,132
JetBlue Airways Corp. (a)	10,288	144,341
Johnson Controls International PLC	24,636	1,807,543
Lennox International, Inc.	1,200	359,136
Masco Corp.	8,900	583,395
Nidec Corp. ADR	68,956	1,910,771
Nordson Corp.	1,800	457,578
Old Dominion Freight Line, Inc.	3,700	1,262,995
Otis Worldwide Corp.	14,900	1,196,619
Owens Corning	3,633	339,359
PACCAR, Inc.	12,000	1,075,440
Pentair PLC	5,500	406,835
Plug Power, Inc. (a)	19,000	727,130
Rockwell Automation, Inc.	3,972	1,268,657
Roper Technologies, Inc.	3,657	1,784,141
Schneider Electric SE ADR	97,500	3,362,775
Siemens AG ADR	55,836	4,561,243
Snap-on, Inc.	2,000	406,460
Stanley Black & Decker, Inc.	5,654	1,016,193
Sunrun, Inc. (a)	83,938	4,841,544
Thomson Reuters Corp.	5,800	697,914
Toro Co. (The)	3,700	353,239
Trane Technologies PLC	8,407	1,521,078
Trex Co., Inc. (a)	4,000	425,600
United Parcel Service, Inc., Class B	25,293	5,399,297
United Rentals, Inc. (a)	2,600	985,686
Vestas Wind Systems A/S ADR	98,600	1,424,770
Westinghouse Air Brake Technologies Corp.	6,191	561,709
Wolters Kluwer NV ADR	9,300	978,825
WW Grainger, Inc.	1,570	727,083
Xylem, Inc.	6,300	822,717

		79,533,424

Information Technology – 36.7%
Accenture PLC, Class A	22,000	7,893,380

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Adobe, Inc. (a)	16,561	$10,770,612
Advanced Micro Devices, Inc. (a)	41,850	5,031,626
Analog Devices, Inc.	18,811	3,263,520
Apple, Inc.	544,496	81,565,501
Applied Materials, Inc.	31,502	4,304,748
ASML Holding NV, Class G	14,300	11,624,184
Atlassian Corp. PLC, Class A (a)	4,800	2,199,024
Autodesk, Inc. (a)	20,386	6,474,797
Automatic Data Processing, Inc.	14,668	3,292,819
Broadcom, Inc.	13,713	7,290,791
Cadence Design Systems, Inc. (a)	9,384	1,624,464
Cerence, Inc. (a)	32,535	3,420,405
Cisco Systems, Inc.	134,891	7,549,849
Crowdstrike Holdings, Inc., Class A (a)	6,600	1,859,880
Dell Technologies, Inc., Class C (a)	8,900	978,911
DocuSign, Inc. (a)	19,850	5,524,057
Dropbox, Inc., Class A (a)	10,500	320,145
Enphase Energy, Inc. (a)	49,375	11,436,731
First Solar, Inc. (a)	2,900	346,811
Fiserv, Inc. (a)	20,600	2,028,894
Infineon Technologies AG ADR	41,500	1,949,670
Intel Corp.	141,179	6,917,771
International Business Machines Corp.	31,266	3,911,377
Intuit, Inc.	9,222	5,772,880
KLA Corp.	5,310	1,979,356
Lam Research Corp.	4,900	2,761,493
Mastercard, Inc., Class A	30,152	10,116,599
Micron Technology, Inc.	39,000	2,694,900
Microsoft Corp.	257,861	85,511,865
NetApp, Inc.	7,708	688,324
NortonLifeLock, Inc.	20,300	516,635
NVIDIA Corp.	82,108	20,992,552
Okta, Inc. (a)	5,000	1,235,900
Palo Alto Networks, Inc. (a)	14,632	7,449,005
Paychex, Inc.	11,331	1,396,886
Paycom Software, Inc. (a)	1,700	931,345
PayPal Holdings, Inc. (a)	40,800	9,489,672
QUALCOMM, Inc.	39,200	5,215,168
salesforce.com, Inc. (a)	31,134	9,330,548
ServiceNow, Inc. (a)	6,900	4,814,544
Shopify, Inc., Class A (a)	3,900	5,720,247
Snowflake, Inc., Class A (a)	9,100	3,219,944
Splunk, Inc. (a)	5,600	922,992
Square, Inc., Class A (a)	33,998	8,652,491

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
STMicroelectronics NV, Class Y	121,938	$5,809,126
Synopsys, Inc. (a)	5,243	1,746,863
Texas Instruments, Inc.	32,152	6,027,857
Twilio, Inc., Class A (a)	5,600	1,631,616
Ultra Clean Holdings, Inc. (a)	76,623	3,798,202
Visa, Inc., Class A	58,500	12,388,545
VMware, Inc., Class A (a)	2,775	420,968
WEX, Inc. (a)	1,516	226,945
Workday, Inc., Class A (a)	6,500	1,884,870
Zoom Video Communications, Inc., Class A (a)	20,211	5,550,951

		420,479,256

Materials – 1.7%
Air Products and Chemicals, Inc.	7,759	2,326,226
AptarGroup, Inc.	2,500	301,950
Avery Dennison Corp.	2,900	631,388
Ecolab, Inc.	8,848	1,966,203
International Paper Co.	13,700	680,479
Linde PLC (a)	18,030	5,755,176
Novozymes A/S ADR	6,937	511,534
Nucor Corp.	9,992	1,115,607
PPG Industries, Inc.	8,342	1,339,475
Sherwin-Williams Co. (The)	8,392	2,656,991
Steel Dynamics, Inc.	6,400	422,912
Sylvamo Corp. (a)	1,245	35,059
Vulcan Materials Co.	4,644	882,917
Westrock Co.	8,885	427,368

		19,053,285

Real Estate – 2.7%
Alexandria Real Estate Equities, Inc.	5,286	1,079,084
American Tower Corp.	15,809	4,457,664
Boston Properties, Inc.	4,946	562,063
CBRE Group, Inc., Class A (a)	11,322	1,178,394
Crown Castle International Corp.	14,922	2,690,437
Digital Realty Trust, Inc.	9,892	1,561,057
Duke Realty Corp.	12,900	725,496
Equinix, Inc.	3,131	2,620,866
Equity LifeStyle Properties, Inc.	5,700	481,707
Essex Property Trust, Inc.	2,300	781,839
Extra Space Storage, Inc.	4,500	888,165
Federal Realty Investment Trust	2,500	300,875
Host Hotels & Resorts, Inc. (a)	23,922	402,607
Kilroy Realty Corp.	3,700	249,306
Mid-America Apartment Communities, Inc.	4,000	816,840

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Real Estate (Continued)
Prologis, Inc.	25,695	$3,724,747
Public Storage	5,277	1,752,914
Realty Income Corp.	13,121	937,233
SBA Communications Corp.	3,707	1,280,138
Simon Property Group, Inc.	11,400	1,671,012
UDR, Inc.	10,169	564,685
Ventas, Inc.	13,063	697,172
WP Carey, Inc.	6,300	485,793
Zillow Group, Inc., Class A (a)	7,100	750,612

		30,660,706

Utilities – 0.5%
Alliant Energy Corp.	8,600	486,502
Consolidated Edison, Inc.	12,061	909,399
Eversource Energy	12,058	1,023,724
Fortis, Inc.	16,900	752,219
National Grid PLC ADR	25,119	1,609,626
SSE PLC ADR	36,700	842,265

		5,623,735

Total Investments –99.8% (Cost $610,410,654)		1,144,695,996
Other Assets, less liabilities – 0.2%		2,098,175

Net Assets – 100.0%		$1,146,794,171

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini International Opportunities Fund

Portfolio of Investments

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 99.5%
Argentina – 0.8%
MercadoLibre, Inc. (a)	Retailing	148	$219,191

			219,191

Australia – 2.9%
APA Group	Utilities	3,768	23,343
ASX, Ltd.	Diversified Financials	612	38,428
Brambles, Ltd.	Commercial & Professional Services	4,635	35,111
Cochlear, Ltd.	Health Care Equipment & Services	588	98,200
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,420	322,613
Dexus	Real Estate	3,429	28,084
Fortescue Metals Group, Ltd.	Materials	5,429	56,484
GPT Group (The)	Real Estate	6,114	23,833
Magellan Financial Group, Ltd.	Diversified Financials	468	12,292
Mirvac Group	Real Estate	12,544	26,730
Reece, Ltd.	Capital Goods	893	13,520
Stockland	Real Estate	6,744	23,211
Transurban Group	Transportation	9,607	97,738

			799,587

Austria – 0.4%
Erste Group Bank AG	Banks	942	40,442
Mondi PLC	Materials	1,548	38,721
Verbund AG	Utilities	211	22,019

			101,182

Belgium – 0.5%
Elia Group SA	Utilities	92	10,745
Etablissements Franz Colruyt NV	Food & Staples Retailing	159	7,815
KBC Group NV	Banks	884	82,410
Umicore SA	Materials	623	35,759

			136,729

Canada – 2.1%
Fortis, Inc.	Utilities	1,452	64,532
Saputo, Inc.	Food, Beverage & Tobacco	900	21,462
SunOpta, Inc. (a)	Food, Beverage & Tobacco	9,364	72,665
Toronto-Dominion Bank (The)	Banks	5,539	401,455

			560,114

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
China – 1.4%
BYD Co., Ltd., Class H	Automobiles & Components	5,360	$205,045
NIO, Inc. ADR (a)	Automobiles & Components	4,320	170,251

			375,296

Denmark – 4.2%
Ambu A/S, Class B	Health Care Equipment & Services	691	19,691
Chr Hansen Holding A/S	Materials	328	26,124
DSV A/S	Transportation	687	159,836
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	204	91,742
GN Store Nord A/S	Health Care Equipment & Services	413	25,123
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	5,119	561,904
Novozymes A/S, Class B	Materials	650	47,863
Orsted A/S	Utilities	553	78,188
Vestas Wind Systems A/S	Capital Goods	3,115	134,799

			1,145,270

Finland – 1.2%
Elisa Oyj	Telecommunication Services	455	27,489
Kesko OYJ, Class B	Food & Staples Retailing	1,144	37,271
Kone OYJ, Class B	Capital Goods	1,123	76,671
Nordea Bank Abp	Banks	9,777	119,730
Sampo OYJ, Class A	Insurance	1,344	71,526

			332,687

France – 8.2%
Adevinta ASA (a)	Media & Entertainment	882	14,549
Aeroports de Paris (a)	Transportation	105	14,025
Air Liquide SA	Materials	1,477	246,863
BioMerieux	Health Care Equipment & Services	124	15,811
BNP Paribas SA	Banks	3,568	239,090
Capgemini SE	Software & Services	499	116,474
Carrefour SA	Food & Staples Retailing	1,990	36,066
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	503	79,166
Credit Agricole SA	Banks	4,567	68,977
Edenred	Software & Services	797	43,173

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
Eiffage SA	Capital Goods	254	$26,171
Gecina SA	Real Estate	175	24,516
Hermes International	Consumer Durables & Apparel	106	168,501
Kering SA	Consumer Durables & Apparel	228	171,307
Legrand SA	Capital Goods	828	90,424
L’Oreal SA	Household & Personal Products	650	297,667
Nexans SA	Capital Goods	578	58,055
Orange SA	Telecommunication Services	6,189	67,564
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	3,381	339,969
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	76	41,934
Unibail-Rodamco-Westfield (a)	Real Estate	366	26,162
Valeo	Automobiles & Components	619	18,207
Worldline SA (a)	Software & Services	724	42,266

			2,246,937

Germany – 10.9%
adidas AG	Consumer Durables & Apparel	544	178,244
Allianz SE	Insurance	1,289	299,643
Beiersdorf AG	Household & Personal Products	312	33,212
Carl Zeiss Meditec AG	Health Care Equipment & Services	112	22,580
Deutsche Boerse AG	Diversified Financials	577	95,889
Deutsche Post AG	Transportation	3,078	190,756
Encavis AG	Utilities	5,039	105,711
Henkel AG & Co. KGaA	Household & Personal Products	894	74,741
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,765	176,510
KION Group AG	Capital Goods	247	27,009
Knorr-Bremse AG	Capital Goods	210	22,188
LEG Immobilien SE	Real Estate	233	34,694
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	405	95,815
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	632	187,329
Nordex SE (a)	Capital Goods	6,803	125,156

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Germany (Continued)
Puma SE	Consumer Durables & Apparel	318	$39,490
SAP SE	Software & Services	3,156	457,518
Sartorius AG, Pfd Shares	Health Care Equipment & Services	116	75,219
Siemens AG	Capital Goods	2,533	412,265
Siemens Energy AG (a)	Capital Goods	1,368	39,305
Siemens Healthineers AG	Health Care Equipment & Services	886	58,988
Symrise AG	Materials	396	54,835
Vonovia SE	Real Estate	1,813	110,100
Zalando SE (a)	Retailing	695	65,735

			2,982,932

Hong Kong – 2.7%
AIA Group, Ltd.	Insurance	37,894	424,758
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	3,931	236,854
Techtronic Industries Co., Ltd.	Capital Goods	4,232	86,964

			748,576

Hungary – 0.2%
OTP Bank Nyrt (a)	Banks	702	42,221

			42,221

Ireland – 1.1%
Bank of Ireland Group PLC (a)	Banks	2,827	16,859
CRH PLC	Materials	2,448	117,295
Kerry Group PLC, Class A	Food, Beverage & Tobacco	493	66,238
Kingspan Group plc	Capital Goods	469	54,052
Smurfit Kappa Group PLC	Materials	822	43,133

			297,577

Italy – 0.8%
A2A S.p.A.	Utilities	5,004	10,541
DiaSorin SpA	Health Care Equipment & Services	75	16,973
Hera SpA	Utilities	2,715	11,120
Intesa Sanpaolo SpA	Banks	53,759	152,958
Terna SPA	Utilities	4,504	33,595

			225,187

Japan – 22.3%
Aeon Co., Ltd.	Food & Staples Retailing	2,077	47,760

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	663	$17,469
Asahi Kasei Corp.	Materials	4,172	43,809
Canon, Inc.	Technology Hardware & Equipment	3,200	72,734
Central Japan Railway Co.	Transportation	521	77,252
Daifuku Co., Ltd.	Capital Goods	364	33,495
Dai-ichi Life Holdings, Inc.	Insurance	3,205	67,399
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,940	149,815
Daiwa House Industry Co., Ltd.	Real Estate	1,853	61,104
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	840	59,493
FANUC Corp.	Capital Goods	590	116,545
Fast Retailing Co., Ltd.	Retailing	169	112,136
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,175	90,761
Hankyu Hanshin Holdings, Inc.	Transportation	742	22,996
Hoya Corp.	Health Care Equipment & Services	1,129	166,125
Japan Real Estate Investment Corp.	Real Estate	4	24,506
Kao Corp.	Household & Personal Products	1,446	81,762
Keio Corp.	Transportation	352	17,760
Keyence Corp.	Technology Hardware & Equipment	582	351,150
Kose Corp.	Household & Personal Products	96	11,143
Kurita Water Industries, Ltd.	Capital Goods	2,539	125,350
Lasertec Corp.	Semiconductors & Semiconductor Equipment	236	51,170
LIXIL Corp.	Capital Goods	878	22,546
Makita Corp.	Capital Goods	743	34,469
Mitsubishi Estate Co., Ltd.	Real Estate	3,616	54,928
Mitsui Fudosan Co., Ltd.	Real Estate	2,751	62,871
MS&AD Insurance Group Holdings, Inc.	Insurance	1,435	46,341
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,933	143,324
Nidec Corp.	Capital Goods	1,564	173,149
Nintendo Co., Ltd.	Media & Entertainment	363	160,251
Nippon Paint Holdings Co., Ltd.	Materials	2,716	29,048
Nippon Prologis REIT, Inc.	Real Estate	7	23,370

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Nippon Telegraph & Telephone Corp.	Telecommunication Services	7,166	$200,696
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	222	16,962
Nitto Denko Corp.	Materials	471	36,788
Nomura Holdings, Inc.	Diversified Financials	9,605	45,724
NTT Data Corp.	Software & Services	2,028	40,665
Obic Co., Ltd.	Software & Services	195	36,044
Omron Corp.	Technology Hardware & Equipment	591	56,495
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,285	26,950
Oriental Land Co., Ltd.	Consumer Services	617	97,406
ORIX Corp.	Diversified Financials	3,729	74,086
Otsuka Corp.	Software & Services	400	19,694
Rakuten Group, Inc.	Retailing	2,807	30,718
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,282	284,709
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,443	42,335
Resona Holdings, Inc.	Banks	21,878	82,151
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	274	25,043
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,209	17,033
Sekisui House, Ltd.	Consumer Durables & Apparel	1,913	39,755
Shimano, Inc.	Consumer Durables & Apparel	247	68,886
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	59,567
Shiseido Co., Ltd.	Household & Personal Products	1,225	81,705
SMC Corp.	Capital Goods	193	115,125
SoftBank Group Corp.	Telecommunication Services	3,604	195,025
Sony Group Corp.	Consumer Durables & Apparel	3,865	447,356
Sumitomo Realty & Development Co., Ltd.	Real Estate	974	35,185

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Sysmex Corp.	Health Care Equipment & Services	479	$59,366
Terumo Corp.	Health Care Equipment & Services	2,211	97,497
Tobu Railway Co., Ltd.	Transportation	628	15,629
Tokio Marine Holdings, Inc.	Insurance	1,966	103,504
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	461	214,747
Tokyu Corp.	Transportation	1,698	23,928
Toray Industries, Inc.	Materials	4,716	29,375
TOTO, Ltd.	Capital Goods	499	24,098
Toyota Motor Corp.	Automobiles & Components	34,670	611,455
Unicharm Corp.	Household & Personal Products	1,229	49,682
Welcia Holdings Co., Ltd.	Food & Staples Retailing	272	10,150
Yaskawa Electric Corp.	Capital Goods	805	34,851
Yokogawa Electric Corp.	Technology Hardware & Equipment	764	15,260
Z Holdings Corp.	Media & Entertainment	8,073	50,095

			6,067,771

Netherlands – 9.5%
ABN AMRO Group NV	Banks	3,003	44,215
Adyen N.V. (a)(b)	Software & Services	82	247,687
Akzo Nobel NV	Materials	524	60,282
Alfen Beheer BV (a)	Capital Goods	1,378	155,397
Arcadis N.V.	Capital Goods	3,622	176,729
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,295	1,053,843
Basic-Fit N.V. (a)	Consumer Services	2,899	140,916
ING Groep NV	Banks	12,230	185,716
JDE Peet’s NV	Food, Beverage & Tobacco	241	7,025
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,294	107,278
Koninklijke DSM NV	Materials	543	118,762
Koninklijke KPN NV	Telecommunication Services	10,475	31,332
Koninklijke Philips NV	Health Care Equipment & Services	2,855	134,831
NN Group NV	Insurance	856	45,808

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Netherlands (Continued)
Wolters Kluwer NV	Commercial & Professional Services	817	$85,647

			2,595,468

New Zealand – 0.3%
Contact Energy, Ltd.	Utilities	2,348	13,760
Meridian Energy, Ltd.	Utilities	3,743	13,391
Spark New Zealand, Ltd.	Telecommunication Services	5,956	19,472
Xero Ltd. (a)	Software & Services	407	46,336

			92,959

Norway – 0.9%
DNB Bank ASA	Banks	2,817	66,945
Kahoot! ASA (a)	Media & Entertainment	24,170	144,709
Orkla ASA	Food, Beverage & Tobacco	2,370	23,021
Storebrand ASA	Insurance	1,354	14,502

			249,177

Poland – 0.0%
CD Projekt SA	Media & Entertainment	219	9,552

			9,552

Singapore – 0.4%
DBS Group Holdings, Ltd.	Banks	4,257	99,477

			99,477

South Africa – 0.2%
FirstRand, Ltd.	Diversified Financials	11,818	45,114

			45,114

South Korea – 0.1%
Coupang Inc. (a)	Retailing	788	23,451

			23,451

Spain – 2.6%
Acciona SA	Utilities	75	14,419
Aena SME SA (a)	Transportation	216	35,514
Amadeus IT Group SA (a)	Software & Services	1,418	94,964
Banco Bilbao Vizcaya Argentaria SA	Banks	20,712	145,102
Banco Santander SA	Banks	53,739	204,057
CaixaBank SA	Banks	13,852	39,863
EDP Renovaveis SA	Utilities	768	21,419
Grifols SA	Pharmaceuticals, Biotechnology & Life Sciences	1,383	31,681
Red Electrica Corp. SA	Utilities	1,233	25,701

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Spain (Continued)
Siemens Gamesa Renewable Energy SA (a)	Capital Goods	716	$19,450
Telefonica SA	Telecommunication Services	15,930	69,269

			701,439

Sweden – 3.4%
Assa Abloy AB, Class B	Capital Goods	3,055	89,637
Autoliv, Inc.	Automobiles & Components	282	27,312
Axfood AB	Food & Staples Retailing	2,456	60,213
Essity AB, Class B	Household & Personal Products	1,950	63,160
H & M Hennes & Mauritz AB, Class B	Retailing	2,256	42,439
ICA Gruppen AB	Food & Staples Retailing	272	14,062
Industrivarden AB, Class A	Diversified Financials	73	2,408
Kinnevik AB, Class B (a)	Diversified Financials	763	29,947
MIPS AB	Consumer Durables & Apparel	1,664	200,916
Nibe Industrier AB, Class B	Capital Goods	5,068	75,375
Samhallsbyggnadsbolaget i Norden AB	Real Estate	24,320	163,106
Sinch AB (a)	Software & Services	2,005	38,163
SKF AB, Class B	Capital Goods	1,208	28,054
SSAB AB, Class A (a)	Materials	2,353	13,407
Svenska Cellulosa AB SCA, Class B	Materials	2,013	31,451
Svenska Handelsbanken AB, Class A	Banks	4,781	54,798

			934,448

Switzerland – 4.5%
ABB, Ltd.	Capital Goods	5,155	170,889
Adecco Group AG	Commercial & Professional Services	520	26,251
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	7	82,659
EMS-Chemie Holding AG	Materials	22	21,866
Geberit AG	Capital Goods	109	85,296
Kuehne + Nagel International AG	Transportation	171	53,966
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	233	191,867
Sika AG	Materials	444	150,723
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,605	171,282
Swisscom AG	Telecommunication Services	81	44,196

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
Temenos AG	Software & Services	203	$31,141
Zurich Insurance Group AG	Insurance	471	209,180

			1,239,316

United Kingdom – 9.6%
3i Group PLC	Diversified Financials	2,953	55,236
Abrdn PLC	Diversified Financials	6,956	24,219
Barratt Developments PLC	Consumer Durables & Apparel	3,244	29,497
Berkeley Group Holdings PLC	Consumer Durables & Apparel	342	20,433
Bunzl PLC	Capital Goods	1,074	39,759
Burberry Group PLC	Consumer Durables & Apparel	1,290	34,148
CNH Industrial NV	Capital Goods	3,147	54,267
Compass Group PLC (a)	Consumer Services	5,622	119,494
Dr. Martens PLC (a)	Consumer Durables & Apparel	1,616	8,169
Farfetch Ltd., Class A (a)	Retailing	900	35,289
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	15,763	327,779
Halma PLC	Technology Hardware & Equipment	1,206	48,986
Informa PLC (a)	Media & Entertainment	4,788	34,116
Intertek Group PLC	Commercial & Professional Services	513	34,410
J Sainsbury PLC	Food & Staples Retailing	6,063	24,873
Johnson Matthey PLC	Materials	617	23,098
Just Eat Takeaway.com NV (a)	Retailing	574	41,278
Kingfisher PLC	Retailing	6,477	29,775
Land Securities Group PLC	Real Estate	2,364	22,244
Legal & General Group PLC	Insurance	18,469	72,955
Linde PLC (a)	Materials	1,605	512,316
London Stock Exchange Group PLC	Diversified Financials	1,125	109,688
National Grid PLC	Utilities	11,365	145,746
Next PLC	Retailing	390	42,574
Ocado Group PLC (a)	Food & Staples Retailing	1,619	40,022
Pennon Group PLC	Utilities	896	14,315

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Schroders PLC	Diversified Financials	542	$26,890
Segro PLC	Real Estate	3,816	67,554
Spirax-Sarco Engineering PLC	Capital Goods	235	50,246
SSE PLC	Utilities	3,227	72,787
Taylor Wimpey PLC	Consumer Durables & Apparel	11,316	23,981
Unilever PLC	Household & Personal Products	8,002	429,130

			2,615,274

United States – 8.3%
Alliant Energy Corp.	Utilities	800	45,256
Autodesk, Inc. (a)	Software & Services	501	159,122
Campbell Soup Co.	Food, Beverage & Tobacco	653	26,087
Clorox Co. (The)	Household & Personal Products	377	61,455
Consolidated Edison, Inc.	Utilities	1,100	82,940
Copart, Inc. (a)	Commercial & Professional Services	652	101,249
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	1,043	241,590
Eversource Energy	Utilities	1,052	89,315
Ferguson PLC	Capital Goods	700	105,494
General Mills, Inc.	Food, Beverage & Tobacco	1,881	116,246
Kroger Co. (The)	Food & Staples Retailing	2,100	84,042
McCormick & Co., Inc.	Food, Beverage & Tobacco	813	65,227
Nucor Corp.	Materials	902	100,708
Pentair PLC	Capital Goods	506	37,429
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	700	39,032
Schneider Electric SE	Capital Goods	1,739	300,159
Spotify Technology SA (a)	Media & Entertainment	357	103,316
Square, Inc., Class A (a)	Software & Services	366	93,147
Swiss Re AG	Insurance	893	86,685
Tesla, Inc. (a)	Automobiles & Components	222	247,308

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United States (Continued)
Zoom Video Communications, Inc., Class A (a)	Software & Services	240	$65,916

			2,251,723

Total Investments –99.5% (Cost $24,174,506)			27,138,655
Other Assets, less liabilities – 0.5%			128,349

Net Assets – 100.0%			$27,267,004

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities was $247,687, representing 0.9% of net assets.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2021 (Unaudited)

Security	Shares	Value
Long Term Investments – 97.9%
Common Stocks – 97.9%
Communication Services – 5.6%
Kahoot! ASA (a)	150,321	$899,995
New York Times Co. (The), Class A	22,896	1,249,892

		2,149,887

Consumer Discretionary – 12.3%
Basic-Fit N.V. (a)	13,439	653,247
Chegg, Inc. (a)	12,990	772,126
MIPS AB	9,753	1,177,605
Tesla, Inc. (a)	1,919	2,137,766

		4,740,744

Consumer Staples – 3.6%
AppHarvest, Inc. (a)	73,187	440,586
Beyond Meat, Inc. (a)	3,664	362,663
SunOpta, Inc. (a)	76,204	591,343

		1,394,592

Financials – 6.5%
Amalgamated Financial Corp.	21,963	403,241
Federal Agricultural Mortgage Corp., Class C	8,948	1,128,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,381	1,002,150

		2,533,644

Health Care – 19.6%
Cochlear, Ltd.	2,619	437,389
DexCom, Inc. (a)	2,755	1,716,943
Exact Sciences Corp. (a)	5,273	502,095
Hologic, Inc. (a)	19,418	1,423,534
Inspire Medical Systems, Inc. (a)	4,577	1,233,868
Seagen, Inc. (a)	6,623	1,167,834
Teladoc Health, Inc. (a)	7,394	1,106,068

		7,587,731

Industrials – 15.6%
Alfen Beheer BV (a)	6,261	706,052
Ameresco, Inc., Class A (a)	22,782	1,871,086
Arcadis N.V.	15,350	748,978
Kurita Water Industries, Ltd.	20,740	1,023,931
Nexans SA	7,213	724,488
Vestas Wind Systems A/S	22,296	964,844

		6,039,379

Information Technology – 31.0%
ASML Holding NV, Class G	1,424	1,157,541
Autodesk, Inc. (a)	4,068	1,292,037
Cerence, Inc. (a)	3,517	369,742

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
DocuSign, Inc. (a)	4,019	$1,118,448
Enphase Energy, Inc. (a)	8,176	1,893,807
Halma PLC	4,296	174,497
Palo Alto Networks, Inc. (a)	3,065	1,560,361
Square, Inc., Class A (a)	5,162	1,313,729
STMicroelectronics NV	24,737	1,175,315
Ultra Clean Holdings, Inc. (a)	17,855	885,072
Zoom Video Communications, Inc., Class A (a)	3,880	1,065,642

		12,006,191

Real Estate – 3.7%
Samhallsbyggnadsbolaget i Norden AB	212,002	1,421,822

		1,421,822

Total Investments – 97.9% (Cost $26,446,324)		37,873,990
Other Assets, less liabilities – 2.1%		818,952

Net Assets – 100.0%		$38,692,942

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)
United States	64.7%
Netherlands	8.4%
Sweden	6.7%
Switzerland	3.0%
Japan	2.7%
Germany	2.6%
Denmark	2.5%
Norway	2.3%
France	1.9%
Canada	1.5%
Australia	1.1%
United Kingdom	0.5%

Total	97.9%

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 98.4%
Australia – 3.8%
Bendigo & Adelaide Bank, Ltd.	Banks	821,197	$5,742,790
BlueScope Steel, Ltd.	Materials	1,028,868	16,052,613
Charter Hall Group	Real Estate	191,448	2,507,940
Fortescue Metals Group, Ltd.	Materials	1,273,413	13,248,719
Harvey Norman Holdings, Ltd.	Retailing	1,714,494	6,422,272
JB Hi-Fi, Ltd.	Retailing	279,182	10,642,693
Mirvac Group	Real Estate	6,693	14,262
SEEK, Ltd.	Media & Entertainment	166,175	4,123,612
WiseTech Global, Ltd.	Software & Services	73,350	2,854,357

			61,609,258

Austria – 0.6%
Verbund AG	Utilities	32,227	3,363,046
voestalpine AG	Materials	178,705	6,794,743

			10,157,789

Belgium – 0.4%
Ageas SA	Insurance	139,803	6,808,444

			6,808,444

Brazil – 0.7%
Cia Brasileira de Distribuicao	Food & Staples Retailing	314,300	1,423,466
Itausa SA, Pfd Shs	Banks	3,680,500	6,692,412
Porto Seguro SA	Insurance	698,400	2,891,726
Raia Drogasil SA	Food & Staples Retailing	2,380	9,816

			11,017,420

China – 2.1%
China Life Insurance Co., Ltd., Class H	Insurance	2,351,000	4,085,082
Chow Tai Fook Jewellery Group Ltd.	Retailing	730,600	1,490,409
Lenovo Group, Ltd.	Technology Hardware & Equipment	4,544,000	4,935,558
Li Ning Co., Ltd.	Consumer Durables & Apparel	707,142	7,804,806
SITC International Holdings Co. Ltd.	Transportation	3,188,000	10,776,941
Zhongsheng Group Holdings, Ltd.	Retailing	515,500	4,648,793

			33,741,589

Denmark – 2.8%
Demant A/S (a)	Health Care Equipment & Services	172,897	8,390,362
DSV A/S	Transportation	52,186	12,141,471
GN Store Nord A/S	Health Care Equipment & Services	93,831	5,707,746
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179	19,648
Pandora A/S	Consumer Durables & Apparel	132,248	18,525,341
Vestas Wind Systems A/S	Capital Goods	290	12,550

			44,797,118

Finland – 0.9%
Kesko OYJ, Class B	Food & Staples Retailing	419,660	13,672,379

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Finland (Continued)
Nordea Bank Abp	Banks	127,754	$1,564,489

			15,236,868

France – 8.1%
BNP Paribas SA	Banks	377,690	25,308,841
Carrefour SA	Food & Staples Retailing	513,887	9,313,392
CNP Assurances	Insurance	89,361	2,241,374
Credit Agricole SA	Banks	839,299	12,676,157
Edenred	Software & Services	152,036	8,235,743
EssilorLuxottica SA	Consumer Durables & Apparel	94,236	19,518,248
Kering SA	Consumer Durables & Apparel	18	13,524
Publicis Groupe SA	Media & Entertainment	193,116	12,978,551
Rexel SA	Capital Goods	264,792	5,268,746
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	364,181	36,619,373

			132,173,949

Germany – 6.3%
adidas AG	Consumer Durables & Apparel	33	10,813
Carl Zeiss Meditec AG	Health Care Equipment & Services	24,679	4,975,481
Deutsche Telekom AG	Telecommunication Services	477	8,880
Evonik Industries AG	Materials	155,117	5,031,347
Henkel AG & Co. KGaA, Pfd Shs	Household & Personal Products	125,001	11,210,632
HUGO BOSS AG	Consumer Durables & Apparel	166,770	10,453,960
LEG Immobilien SE	Real Estate	66,619	9,919,822
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	155,648	36,823,233
SAP SE	Software & Services	11,314	1,640,164
Siemens AG	Capital Goods	26,491	4,311,612
Telefonica Deutschland Holding AG	Telecommunication Services	1,883,016	4,911,346
Vonovia SE	Real Estate	149,482	9,077,797
Wacker Chemie AG	Materials	18,579	3,360,982

			101,736,069

Hong Kong – 2.0%
Swire Properties, Ltd.	Real Estate	691,800	1,855,038
Techtronic Industries Co., Ltd.	Capital Goods	1,474,500	30,299,619

			32,154,657

Hungary – 0.1%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	90,625	2,541,136

			2,541,136

India – 0.3%
Cipla, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	407,142	4,955,592
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	15,472

			4,971,064

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Ireland – 0.2%
Bank of Ireland Group PLC (a)	Banks	626,638	$3,737,034

			3,737,034

Israel – 1.7%
Check Point Software Technologies, Ltd. (a)	Software & Services	230,706	27,592,438

			27,592,438

Italy – 3.0%
Amplifon S.p.A.	Health Care Equipment & Services	245,344	12,498,621
Assicurazioni Generali SpA	Insurance	379,568	8,274,100
Banco BPM SpA	Banks	3,929,668	12,233,655
Intesa Sanpaolo SpA	Banks	4,188,858	11,918,340
Moncler SpA	Consumer Durables & Apparel	55,118	3,970,820

			48,895,536

Japan – 21.8%
Aeon Mall Co., Ltd.	Real Estate	101,300	1,483,364
Aisin Corp.	Automobiles & Components	64,000	2,340,910
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	150,000	1,465,016
Benesse Holdings, Inc.	Consumer Services	136,482	3,121,090
Brother Industries, Ltd.	Technology Hardware & Equipment	174,675	3,375,674
Canon, Inc.	Technology Hardware & Equipment	554,900	12,612,543
Central Japan Railway Co.	Transportation	80	11,862
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	341,141	8,448,084
Dai-ichi Life Holdings, Inc.	Insurance	1,185,500	24,930,266
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	10,624
Fancl Corp.	Household & Personal Products	89,324	2,706,935
GungHo Online Entertainment, Inc.	Media & Entertainment	170,314	3,193,838
Hachijuni Bank, Ltd. (The)	Banks	488,522	1,632,017
Hino Motors, Ltd.	Capital Goods	432,800	4,092,354
Hoya Corp.	Health Care Equipment & Services	207,069	30,468,944
Kose Corp.	Household & Personal Products	13,287	1,542,287
Medipal Holdings Corp.	Health Care Equipment & Services	260,757	4,715,605
MINEBEA MITSUMI, Inc.	Capital Goods	62,000	1,568,967
MISUMI Group, Inc.	Capital Goods	200,900	8,398,702
Mitsubishi Estate Co., Ltd.	Real Estate	1,765,025	26,811,296
Mitsui Fudosan Co., Ltd.	Real Estate	405,000	9,255,793
MS&AD Insurance Group Holdings, Inc.	Insurance	83,610	2,700,032
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	40,300	2,988,085
Nikon Corp.	Consumer Durables & Apparel	585,900	6,457,156
Nintendo Co., Ltd.	Media & Entertainment	60,877	26,874,959
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	289,675	7,393,011
Nissan Motor Co., Ltd. (a)	Automobiles & Components	704,174	3,582,575
Nomura Real Estate Holdings, Inc.	Real Estate	430	10,478
NTN Corp. (a)	Capital Goods	5,300	11,488
NTT Data Corp.	Software & Services	1,102,018	22,097,685

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
ORIX Corp.	Diversified Financials	630	$12,517
Panasonic Corp.	Consumer Durables & Apparel	1,575,500	19,474,126
Pigeon Corp.	Household & Personal Products	141,447	3,273,936
Ricoh Co., Ltd.	Technology Hardware & Equipment	1,041,900	10,141,403
Ryohin Keikaku Co., Ltd.	Retailing	127,777	2,516,900
Seiko Epson Corp.	Technology Hardware & Equipment	335,700	5,974,875
Seino Holdings Co., Ltd.	Transportation	276,620	3,350,030
Shimamura Co., Ltd.	Retailing	97,019	8,211,227
Shimano, Inc.	Consumer Durables & Apparel	28,578	7,970,149
Sony Group Corp.	Consumer Durables & Apparel	170	19,677
Sumitomo Dainippon Pharma Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	120,900	1,708,965
Sumitomo Realty & Development Co., Ltd.	Real Estate	91,300	3,298,127
Sundrug Co., Ltd.	Food & Staples Retailing	144,096	4,215,274
Sysmex Corp.	Health Care Equipment & Services	92,600	11,476,514
Taiyo Yuden Co., Ltd.	Technology Hardware & Equipment	96,800	4,904,294
TIS, Inc.	Software & Services	151,662	4,129,896
Toho Gas Co., Ltd.	Utilities	105,349	3,119,326
Tokyo Gas Co., Ltd.	Utilities	119,469	2,072,229
TOPPAN, Inc.	Commercial & Professional Services	540	8,713
Toyo Seikan Group Holdings, Ltd.	Materials	137,427	1,631,098
Trend Micro, Inc.	Software & Services	128,900	7,282,280
Yamada Holding Co., Ltd.	Retailing	245,200	936,571
Yamato Holdings Co., Ltd.	Transportation	676,700	16,628,153
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	185,700	2,819,695
ZOZO, Inc.	Retailing	137,100	4,398,781

			353,876,396

Luxembourg – 0.2%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	26,053	3,077,966

			3,077,966

Mexico – 0.1%
Gruma SAB de C.V., Class B	Food, Beverage & Tobacco	184,025	2,159,067

			2,159,067

Netherlands – 4.6%
ASM International NV	Semiconductors & Semiconductor Equipment	50,687	22,964,950
ASML Holding NV	Semiconductors & Semiconductor Equipment	19,945	16,230,807
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	963,567	31,381,081
Randstad NV	Commercial & Professional Services	49,221	3,540,223

			74,117,061

Norway – 0.6%
Orkla ASA	Food, Beverage & Tobacco	312,804	3,038,359
Storebrand ASA	Insurance	619,820	6,638,692

			9,677,051

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Russian Federation – 0.1%
Coca-Cola HBC AG	Food, Beverage & Tobacco	48,357	$1,678,755

			1,678,755

Singapore – 0.9%
DBS Group Holdings, Ltd.	Banks	626,556	14,641,271

			14,641,271

South Africa – 1.6%
Aspen Pharmacare Holdings, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	213,778	3,421,151
Capitec Bank Holdings, Ltd.	Banks	63,536	7,134,340
Clicks Group, Ltd.	Food & Staples Retailing	316,488	5,805,889
FirstRand, Ltd.	Diversified Financials	388,817	1,484,277
Mr Price Group, Ltd.	Retailing	211,290	2,779,576
Nedbank Group, Ltd.	Banks	225,449	2,581,676
Shoprite Holdings, Ltd.	Food & Staples Retailing	241,095	2,878,706

			26,085,615

South Korea – 0.1%
E-MART, Inc.	Food & Staples Retailing	10,911	1,570,661

			1,570,661

Spain – 2.7%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,586,035	11,111,270
Banco de Sabadell SA (a)	Banks	6,807,773	5,484,795
Banco Santander SA	Banks	7,149,156	27,146,652

			43,742,717

Sweden – 3.2%
Alfa Laval AB	Capital Goods	144,333	6,190,776
Castellum AB	Real Estate	103,946	2,770,376
Electrolux AB, Class B	Consumer Durables & Apparel	268,411	6,091,087
Elekta AB, Class B	Health Care Equipment & Services	143,703	1,673,243
Essity AB, Class B	Household & Personal Products	318	10,300
Getinge AB, Class B	Health Care Equipment & Services	169,769	7,597,033
H & M Hennes & Mauritz AB, Class B	Retailing	484	9,105
Husqvarna AB, Class B	Consumer Durables & Apparel	235,956	3,362,393
Industrivarden AB, Class C	Diversified Financials	132,691	4,315,998
Sandvik AB	Capital Goods	615,999	15,620,029
Trelleborg AB, Class B	Capital Goods	156,517	3,582,095

			51,222,435

Switzerland – 11.7%
ABB, Ltd.	Capital Goods	934,719	30,986,126
Adecco Group AG	Commercial & Professional Services	190,324	9,607,942
Kuehne + Nagel International AG	Transportation	61,307	19,347,759
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	416,424	34,513,290
Partners Group Holding AG	Diversified Financials	4,893	8,565,153
PSP Swiss Property AG	Real Estate	15,075	1,888,281

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
Sika AG	Materials	98,471	$33,427,509
Straumann Holding AG	Health Care Equipment & Services	6,942	14,480,399
Swatch Group AG	Consumer Durables & Apparel	43,885	12,103,562
Swiss Life Holding AG	Insurance	29,531	16,232,509
Swiss Prime Site AG	Real Estate	16,238	1,654,199
Temenos AG	Software & Services	12,361	1,896,257
VAT Group AG	Capital Goods	9,576	4,586,889

			189,289,875

Taiwan – 2.1%
Acer, Inc.	Technology Hardware & Equipment	1,850,000	1,731,565
Chailease Holding Co., Ltd.	Diversified Financials	669,000	6,407,381
China Development Financial Holding Corp.	Insurance	9,694,000	4,954,880
momo.com, Inc.	Retailing	46,000	2,964,252
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	194,277	2,913,949
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	83,000	1,492,973
Unimicron Technology Corp.	Technology Hardware & Equipment	766,000	5,250,808
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,004,259	6,236,763
Yuanta Financial Holding Co., Ltd.	Diversified Financials	1,838,000	1,633,767

			33,586,338

Thailand – 0.2%
Kasikornbank PCL	Banks	831,100	3,511,747

			3,511,747

United Kingdom – 11.2%
3i Group PLC	Diversified Financials	573,934	10,735,448
Ashtead Group PLC	Capital Goods	309,326	25,966,300
Aviva PLC	Insurance	885,968	4,788,289
B&M European Value Retail SA	Retailing	466,558	4,048,622
CNH Industrial NV	Capital Goods	1,548,700	26,706,059
ConvaTec Group PLC	Health Care Equipment & Services	691,106	2,025,398
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	163,906	3,408,291
Halma PLC	Technology Hardware & Equipment	74,337	3,019,453
Inchcape PLC	Retailing	380,831	4,311,917
J Sainsbury PLC	Food & Staples Retailing	3,388,967	13,903,030
Kingfisher PLC	Retailing	315,400	1,449,883
Man Group PLC/Jersey	Diversified Financials	652,508	2,081,327
Marks & Spencer Group PLC (a)	Retailing	1,075,390	2,707,600
Next PLC	Retailing	132,955	14,513,968
Pennon Group PLC	Utilities	456,608	7,294,849
Schroders PLC	Diversified Financials	37,755	1,873,153
Segro PLC	Real Estate	983,113	17,403,989
St James’s Place PLC	Diversified Financials	190,116	4,113,643
Travis Perkins PLC	Capital Goods	116,312	2,462,885
Unilever PLC	Household & Personal Products	237	12,710

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Vodafone Group PLC	Telecommunication Services	19,916,588	$29,401,243

			182,228,057

United States – 4.3%
Ferguson PLC	Capital Goods	138,675	20,899,036
JS Global Lifestyle Co., Ltd.	Consumer Durables & Apparel	768,500	1,423,428
Parade Technologies, Ltd.	Semiconductors & Semiconductor Equipment	38,000	2,447,941
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	322,380	17,975,909
Schneider Electric SE	Capital Goods	153,983	26,578,148

			69,324,462

Total Investments –98.4% (Cost $1,400,183,464)			1,596,959,843
Other Assets, less liabilities – 1.6%			25,500,468

Net Assets – 100.0%			$1,622,460,311

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares (formerly Class R Shares). Class Y shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini International Opportunities Fund commenced on November 30, 2020 and offers Investor shares and Institutional shares. The Domini Sustainable Solutions Fund commenced on April 1, 2020 and offers Investor shares and Institutional shares. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares are generally available only through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Class Y shares are also available to endowments, foundations, religious organizations or other tax - exempt entities, and certain eligible retirement and benefit plans. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$123,105,698	$—	$—	$123,105,698
Consumer Discretionary	156,018,177	—	—	156,018,177
Consumer Staples	60,793,812	—	—	60,793,812
Financials	107,973,872	—	—	107,973,872
Health Care	141,454,031	—	—	141,454,031
Industrials	79,533,424	—	—	79,533,424
Information Technology	420,479,256	—	—	420,479,256
Materials	19,053,285	—	—	19,053,285
Real Estate	30,660,706	—	—	30,660,706
Utilities	5,623,735	—	—	5,623,735

Total	$1,144,695,996	$—	$—	$1,144,695,996

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Argentina	$219,191	$—	$—	$219,191
Australia	—	799,587	—	799,587
Austria	—	101,182	—	101,182
Belgium	—	136,729	—	136,729
Canada	560,114	—	—	560,114
China	170,251	205,045	—	375,296
Denmark	26,124	1,119,146	—	1,145,270
Finland	—	332,687	—	332,687
France	—	2,246,937	—	2,246,937
Germany	—	2,982,932	—	2,982,932
Hong Kong	—	748,576	—	748,576
Hungary	—	42,221	—	42,221
Ireland	66,238	231,339	—	297,577
Italy	—	225,187	—	225,187
Japan	—	6,067,771	—	6,067,771
Netherlands	—	2,595,468	—	2,595,468
New Zealand	—	92,959	—	92,959
Norway	—	249,177	—	249,177

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Poland	9,552	—	—	9,552
Singapore	—	99,477	—	99,477
South Africa	—	45,114	—	45,114
South Korea	23,451	—	—	23,451
Spain	53,100	648,339	—	701,439
Sweden	405,396	529,052	—	934,448
Switzerland	82,659	1,156,657	—	1,239,316
United Kingdom	555,774	2,059,500	—	2,615,274
United States	1,759,385	492,338	—	2,251,723

Total	$3,931,235	$23,207,420	$—	$27,138,655

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$1,249,892	$899,995	$—	$2,149,887
Consumer Discretionary	4,087,497	653,247	—	4,740,744
Consumer Staples	1,394,592	—	—	1,394,592
Financials	1,531,494	1,002,150	—	2,533,644
Health Care	7,150,342	437,389	—	7,587,731
Industrials	1,871,086	4,168,293	—	6,039,379
Information Technology	10,656,379	1,349,812	—	12,006,191
Real Estate	1,421,822	—	—	1,421,822

Total	$29,363,104	$8,510,886	$—	$37,873,990

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$61,609,258	$—	$61,609,258
Austria	—	10,157,789	—	10,157,789
Belgium	—	6,808,444	—	6,808,444

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2021 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Brazil	11,017,420	—	—	11,017,420
China	—	33,741,589	—	33,741,589
Denmark	—	44,797,118	—	44,797,118
Finland	—	15,236,868	—	15,236,868
France	—	132,173,949	—	132,173,949
Germany	—	101,736,069	—	101,736,069
Hong Kong	—	32,154,657	—	32,154,657
Hungary	2,541,136	—	—	2,541,136
India	—	4,971,064	—	4,971,064
Ireland	—	3,737,034	—	3,737,034
Israel	27,592,438	—	—	27,592,438
Italy	—	48,895,536	—	48,895,536
Japan	—	353,876,396	—	353,876,396
Luxembourg	—	3,077,966	—	3,077,966
Mexico	2,159,067	—	—	2,159,067
Netherlands	—	74,117,061	—	74,117,061
Norway	—	9,677,051	—	9,677,051
Russian Federation	—	1,678,755	—	1,678,755
Singapore	—	14,641,271	—	14,641,271
South Africa	22,019,662	4,065,953	—	26,085,615
South Korea	—	1,570,661	—	1,570,661
Spain	—	43,742,717	—	43,742,717
Sweden	6,091,087	45,131,348	—	51,222,435
Switzerland	—	189,289,875	—	189,289,875
Taiwan	—	33,586,338	—	33,586,338
Thailand	—	3,511,747	—	3,511,747
United Kingdom	8,418,642	173,809,415	—	182,228,057
United States	17,975,909	51,348,553	—	69,324,462

Total	$97,815,361	$1,499,144,482	$—	$1,596,959,843

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 105.0%
Mortgage Backed Securities – 50.5%
Agency Collateralized Mortgage Obligations – 5.2%
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	113,943	$119,179
Series 3800, Class CB, 3.500%, 2/15/26	219,727	229,739
Series 3806, Class L, 3.500%, 2/15/26	688,674	719,410
Series 3877, Class LM, 3.500%, 6/15/26	431,408	451,691
Series 4961, Class JB, 2.500%, 12/15/42	243,394	251,777
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	389,399
Series 2019-6, Class GJ, 3.000%, 2/25/49	111,606	116,765
Series 2020-1, Class AC, 3.500%, 8/25/58	346,348	371,705
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 4.439%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (a)	126,520	132,053
Series 2017-C01, Class 1M2, 3.639%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (a)	80,985	83,651
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.848%, 9/25/45 (a)	2,331,945	368,098
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.638%, 11/25/29 (a)	8,918,368	415,779
Series K111, Class X1, 1.572%, 5/25/30 (a)	1,451,334	169,080
Series K112, Class X1, 1.432%, 5/25/30 (a)	1,503,288	161,522
Series K113, Class X1, 1.387%, 6/25/30 (a)	2,549,836	264,793
Series K114, Class X1, 1.118%, 6/25/30 (a)	2,350,622	199,136
Series K119, Class X1, 0.932%, 9/25/30 (a)	4,974,457	353,519
Series K121, Class X1, 1.028%, 10/25/30 (a)	663,964	51,872
Series K122, Class X1, 0.883%, 11/25/30 (a)	364,552	25,041
Series K124, Class X1, 0.721%, 12/25/30 (a)	1,467,744	85,415
Series K740, Class X1, 0.759%, 9/25/27 (a)	1,297,186	51,616
Series KG03, Class X1, 1.381%, 6/25/30 (a)	3,210,000	324,737
Series KG04, Class X1, 0.853%, 11/25/30 (a)	2,418,347	157,800
Series KG05, Class X1, 0.312%, 1/25/31 (a)	2,465,000	65,229
Series KSG1, Class X1, 1.156%, 9/25/30 (a)	4,066,557	351,959
Series Q014, Class X, 2.800%, 10/25/55 (a)	2,167,949	504,115
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.993%, 5/25/50 (a)(b)	70,000	76,522
Series 2017-K65, Class B, 4.073%, 7/25/50 (a)(b)	155,000	171,166
Series 2017-K66, Class B, 4.035%, 7/25/27 (a)(b)	136,000	149,306
Series 2017-K67, Class B, 3.945%, 9/25/49 (a)(b)	85,000	93,029
Series 2017-K67, Class C, 3.945%, 9/25/49 (a)(b)	100,000	105,072
Series 2017-K68, Class B, 3.843%, 10/25/49 (a)(b)	90,000	98,015
Series 2017-K69, Class C, 3.726%, 10/25/49 (a)(b)	40,000	42,667
Series 2017-K71, Class B, 3.753%, 11/25/50 (a)(b)	220,000	239,254
Series 2017-K71, Class C, 3.753%, 11/25/50 (a)(b)	65,000	68,214
Series 2017-K725, Class B, 3.882%, 2/25/50 (a)(b)	100,000	105,504
Series 2017-K726, Class B, 3.987%, 7/25/49 (a)(b)	175,000	185,496

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K729, Class B, 3.675%, 11/25/49 (a)(b)	250,000	$264,007
Series 2017-K729, Class C, 3.675%, 11/25/49 (a)(b)	90,000	93,915
Series 2018-K154, Class B, 4.020%, 11/25/32 (a)(b)	67,000	71,465
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(b)	355,000	393,789
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	601,561
Series 2018-KW07, Class B, 4.081%, 10/25/31 (a)(b)	461,000	490,778
Series 2019-100, Class C, 3.490%, 11/25/52 (a)(b)	380,000	394,310
Series 2019-K103, Class B, 3.453%, 12/25/51 (a)(b)	525,000	559,412
Series 2019-K736, Class C, 3.758%, 7/25/26 (a)(b)	400,000	422,751
Series 2019-K95, Class C, 3.919%, 8/25/52 (a)(b)	307,000	330,150
Series 2019-K97 , Class C, 3.764%, 9/25/51 (a)(b)	204,000	217,264
Series 2020-K104, Class B, 3.539%, 2/25/52 (a)(b)	520,000	557,676
Series K95, Class B, 3.919%, 8/25/52 (a)(b)	500,000	548,997
Series K99, Class B, 3.646%, 10/25/52 (a)(b)	565,000	613,018
SLG Office Trust 2021-OVA, Series OVA, Class C, 2.851%, 7/15/41 (b)	835,000	859,259
STACR Trust, Series 2018-HRP1, Class M2, 1.739%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	52,657	52,826

		14,220,503

Commercial Mortgage-Backed Securities – 6.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	800,000	863,898
BANK
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	156,711
Series BN18, Class XA, 0.899%, 5/15/62 (a)	2,138,129	123,197
Series BN24, Class XA, 0.646%, 11/15/62 (a)	5,538,736	260,063
Series BN28, Class XA, 1.784%, 3/15/63 (a)	1,932,479	253,682
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.227%, 3/15/62 (a)	2,333,620	166,864
Series 2020-B18, Class XA, 1.793%, 7/15/53 (a)	504,268	54,514
Series 2020-B22, Class XA, 1.521%, 1/15/54 (a)	885,572	103,283
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	83,610	86,103
Series 2013-1515, Class A2, 3.454%, 3/10/33 (b)	1,000,000	1,058,127
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, 11/10/31 (a)(b)	800,000	820,309
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	661,004
Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	667,242
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	307,139
Series 2016-LC6, Class A4, 2.941%, 1/10/46	287,682	292,773
Series 2020-CX, Class A, 2.173%, 11/10/46 (b)	200,000	199,903
Series 2020-CX, Class B, 2.446%, 11/10/46 (b)	524,000	522,579
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	100,769
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	98,824
Series 2020-SBX, Class A, 1.670%, 1/10/38 (b)	595,000	596,942
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	240,000	252,362

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.713%, 9/15/53 (a)	642,912	$61,775
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (b)	370,000	391,105
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (b)	925,000	935,345
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	800,000	838,906
Series 2019-30HY, Class A, 3.228%, 7/10/39 (b)	700,000	754,288
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	581,079
Series 2021-NYAH, Class G, 2.720%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a)(b)(c).	655,000	655,474
Life Mortgage Trust, Series 2021-BMR, Class D, 1.491%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a)(b)	120,000	120,064
MAD Mortgage Trust, Series 2017-330M, Class A, 3.188%, 8/15/34 (a)(b)	829,000	844,998
MKT Mortgage Trust, Series 2020-525M, Class A, 2.694%, 2/12/40 (b)	600,000	622,216
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	315,408
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	318,201
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	190,908
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.790%, (1 Month USD-LIBOR + 0.7%), 11/15/34 (a)(b)	531,000	530,845
Series 2017-CLS, Class F, 2.690%, (1 Month USD-LIBOR + 2.6%), 11/15/34 (a)(b)	650,000	648,877
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	715,612
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	366,029

		16,537,418

Federal Home Loan Mortgage Corporation – 1.0%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	27,054	28,245
2.500%, 11/1/27	76,317	79,758
3.000%, 1/1/27	104,904	110,676
3.000%, 7/1/42	26,129	27,726
3.000%, 5/1/45	270,534	287,174
3.012%, (12 Month USD-LIBOR + 1.628%), 10/1/43 (a)	44,022	45,710
3.500%, 12/1/32	129,572	138,717
3.500%, 6/1/48	537,757	569,266
4.000%, 2/1/37	44,432	48,967
4.000%, 8/1/39	27,815	30,808
4.000%, 10/1/39	55,673	61,574
4.000%, 10/1/39	54,876	60,495
4.000%, 11/1/39	26,697	29,527
4.000%, 10/1/40	80,306	88,953
4.000%, 11/1/40	76,513	84,347
4.000%, 11/1/40	13,487	14,870
4.000%, 11/1/40	9,783	10,819
4.000%, 12/1/40	34,955	38,474
4.000%, 6/1/41	6,535	7,004

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
4.500%, 4/1/35	70,680	$78,595
4.500%, 9/1/35	100,770	112,101
4.500%, 7/1/36	69,200	76,879
4.500%, 6/1/39	128,451	143,713
4.500%, 9/1/40	19,671	21,933
4.500%, 2/1/41	38,687	43,132
5.000%, 8/1/33	12,746	14,531
5.000%, 10/1/33	6,364	7,070
5.000%, 4/1/35	15,295	17,488
5.000%, 7/1/35	100,486	114,884
5.000%, 7/1/35	16,933	19,358
5.000%, 1/1/37	62,056	70,915
5.000%, 7/1/40	42,301	48,296
5.000%, 4/1/41	36,503	41,631
5.500%, 12/1/36	63,139	73,612
5.500%, 8/1/40	91,156	106,572
6.000%, 8/1/36	10,068	11,909
6.000%, 7/1/39	61,574	72,843

		2,838,572

Federal National Mortgage Association – 28.6%
Federal National Mortgage Association
1.890%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (a)	14,121	14,548
2.000%, 10/1/27	102,509	105,753
2.000%, 1/1/28	85,022	87,583
2.500%, 6/1/24	97,466	101,252
2.500%, 11/1/31	61,861	64,573
2.500%, 12/1/31	17,712	18,491
2.500%, 12/1/43	112,169	115,623
2.500%, 4/1/45	135,863	140,423
3.000%, 8/1/46	37,948	40,086
3.000%, 10/1/46	686,807	723,499
3.000%, 11/1/46	736,027	776,444
3.000%, 12/1/46	324,869	343,153
3.500%, 12/1/31	6,851	7,275
3.500%, 1/1/32	116,434	123,610
3.500%, 1/1/32	66,187	70,285
3.500%, 10/1/32	86,504	92,762
3.500%, 6/1/46	497,569	532,782
3.500%, 1/1/48	381,422	402,646
4.000%, 11/1/30	11,697	12,603
4.000%, 10/1/33	75,244	82,440
4.000%, 12/1/36	20,780	22,951
4.000%, 8/1/39	27,696	30,517
4.000%, 10/1/39	18,413	20,355

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 12/1/39	26,027	$28,705
4.000%, 1/1/40	234,606	259,358
4.000%, 3/1/40	27,987	30,937
4.000%, 8/1/40	58,139	64,148
4.000%, 8/1/40	10,591	11,711
4.000%, 10/1/40	126,786	140,397
4.000%, 10/1/40	19,321	21,294
4.000%, 11/1/40	20,336	22,416
4.000%, 11/1/40	14,672	16,196
4.000%, 12/1/40	45,713	51,122
4.000%, 2/1/41	46,687	51,385
4.500%, 8/1/35	22,090	24,541
4.500%, 8/1/36	18,399	20,324
4.500%, 8/1/38	54,228	60,614
4.500%, 3/1/39	67,307	75,283
4.500%, 9/1/39	24,771	27,607
4.500%, 2/1/40	31,155	34,847
4.500%, 8/1/40	73,089	81,754
4.500%, 1/1/41	21,847	24,324
4.500%, 9/1/41	44,666	49,920
5.000%, 10/1/39	2,719	3,116
5.500%, 8/1/37	42,149	49,002
6.000%, 12/1/35	22,814	26,326
6.000%, 3/1/36	142,212	162,949
6.000%, 6/1/36	49,403	58,425
6.000%, 8/1/37	13,548	15,879
6.000%, 3/1/38	25,295	29,918
TBA 15 Yr, 2.000%, 11/16/36 (c)	4,300,000	4,412,035
TBA 15 Yr, 3.000%, 11/16/36 (c)	1,700,000	1,781,945
TBA 30 Yr, 2.000%, 11/10/51 (c)	31,950,000	31,946,255
TBA 30 Yr, 2.000%, 12/13/51 (c)	12,695,000	12,667,230
TBA 30 Yr, 2.500%, 11/10/51 (c)	5,095,000	5,232,724
TBA 30 Yr, 2.500%, 12/13/51 (c)	2,505,000	2,566,744
TBA 30 Yr, 3.000%, 11/10/51 (c)	5,800,000	6,052,164
TBA 30 Yr, 3.500%, 11/10/51 (c)	1,700,000	1,796,688
TBA 30 Yr, 4.000%, 11/10/51 (c)	5,800,000	6,210,520

		78,038,457

Government National Mortgage Association – 9.7%
Government National Mortgage Association
TBA 30 Yr, 2.000%, 11/18/51 (c)	2,200,000	2,226,984
TBA 30 Yr, 2.500%, 11/18/51 (c)	5,225,000	5,371,137
TBA 30 Yr, 2.500%, 12/20/51 (c)	2,700,000	2,769,926
TBA 30 Yr, 3.000%, 11/18/51 (c)	3,800,000	3,945,617
TBA 30 Yr, 3.000%, 12/20/51 (c)	3,800,000	3,940,867

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Government National Mortgage Association (Continued)
TBA 30 Yr, 3.500%, 11/19/50 (c)	5,300,000	$5,545,125
TBA 30 Yr, 4.000%, 11/18/51 (c)	1,600,000	1,695,997
TBA 30 Yr, 4.500%, 11/18/51 (c)	900,000	960,047

		26,455,700

Total Mortgage Backed Securities (Cost $137,265,997)		138,090,650

Corporate Bonds and Notes – 31.0%
Communications – 3.9%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	206,193
AT&T, Inc.
2.750%, 6/1/31	1,285,000	1,308,687
3.550%, 9/15/55	572,000	580,601
CBS Corp., 2.900%, 1/15/27	400,000	420,746
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,828,939
Comcast Corp., 3.200%, 7/15/36	650,000	691,874
Cox Communications, Inc.
3.150%, 8/15/24 (b)	57,000	59,911
3.850%, 2/1/25 (b)	10,000	10,725
eBay, Inc., 3.600%, 6/5/27	195,000	213,018
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/1/29 (b)	410,000	397,188
Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	206,500
MercadoLibre, Inc., 2.375%, 1/14/26	800,000	779,000
Millicom International Cellular SA, 4.500%, 4/27/31 (b)	950,000	980,647
Verizon Communications, Inc.
2.355%, 3/15/32 (b)	61,000	60,127
3.400%, 3/22/41	1,250,000	1,310,923
ViacomCBS, Inc., 4.950%, 1/15/31	985,000	1,170,914
Vodafone Group PLC
4.375%, 2/19/43	70,000	81,765
6.150%, 2/27/37	185,000	253,682

		10,561,440

Consumer, Cyclical – 2.5%
Aptiv Corp., 4.150%, 3/15/24	401,000	428,004
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	607,669
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	157,933
Starbucks Corp.
2.550%, 11/15/30	990,000	1,013,982
3.750%, 12/1/47	275,000	308,497
4.450%, 8/15/49	750,000	933,657
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	655,500
Toyota Motor Corp., 2.362%, 3/25/31	1,500,000	1,548,902

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Consumer, Cyclical (Continued)
YMCA of Greater New York
2.303%, 8/1/26	765,000	$761,212
Series 2020, 3.230%, 8/1/32	375,000	364,163

		6,779,519

Consumer, Non-cyclical – 7.6%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	326,071
3.829%, 8/15/28	1,115,000	1,251,380
Allina Health System, 4.805%, 11/15/45	291,000	380,887
Amgen, Inc.
2.300%, 2/25/31	1,000,000	995,911
3.200%, 11/2/27	525,000	563,554
Biogen, Inc., 3.250%, 2/15/51 (b)	448,000	449,088
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	155,272
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	777,053
Bristol-Myers Squibb Co., 3.875%, 8/15/25	154,000	168,521
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	189,257
3.347%, 10/1/29	600,000	640,471
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	843,900
Dignity Health
4.500%, 11/1/42	408,000	488,213
5.267%, 11/1/64	250,000	351,993
ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	535,515
Gartner, Inc., 3.750%, 10/1/30 (b)	160,000	162,400
Gilead Sciences, 1.650%, 10/1/30	300,000	287,337
Hologic, Inc., 3.250%, 2/15/29 (b)	695,000	690,222
Howard University
Series 2020, 1.991%, 10/1/25	120,000	119,131
Series 2020, 2.657%, 10/1/26	100,000	101,788
Series 2020, 3.476%, 10/1/41	1,850,000	1,956,304
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,353,070
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	198,734
McCormick & Co, Inc., 2.500%, 4/15/30	700,000	712,285
Northeastern University, 5.285%, 3/1/32	100,000	119,002
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	568,238
Ochsner LSU Health System of North Louisiana, 2.510%, 5/15/31	1,250,000	1,218,529
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	1,002,671
Royalty Pharma PLC
2.150%, 9/2/31	350,000	333,376
3.300%, 9/2/40	1,250,000	1,248,910
Stanford Health Care, 3.310%, 8/15/30	595,000	646,542
StoneCo, Ltd., 3.950%, 6/16/28 (b)	1,200,000	1,078,548

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Thermo Fisher Scientific, Inc.
2.375%, 4/15/32	305,000	$402,428
4.133%, 3/25/25	375,000	409,390

		20,725,991

Energy – 0.8%
Azure Power Energy, Ltd., 3.575%, 8/19/26 (b)	200,000	202,085
Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	526,250
Greenko Dutch BV, 3.850%, 3/29/26 (b)	896,350	906,344
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (b)	500,000	536,283

		2,170,962

Financial – 10.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	785,985
AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	412,247
Air Lease Corp., 3.625%, 12/1/27	500,000	532,053
American International Group, Inc., 3.900%, 4/1/26	380,000	417,484
American Tower Corp.
3.375%, 5/15/24	235,000	247,978
5.000%, 2/15/24	362,000	394,221
AXA SA, 8.600%, 12/15/30	400,000	589,239
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (a)	545,000	563,773
4.083%, (3 Month USD-LIBOR + 3.15%), 3/20/51 (a)	500,000	604,114
7.750%, 5/14/38	700,000	1,096,873
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	613,461
BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	259,561
Boston Properties L.P., 3.650%, 2/1/26	430,000	464,560
BPCE SA
3.000%, 5/22/22 (b)	250,000	253,594
4.875%, 4/1/26 (b)	500,000	558,255
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	556,166
Brighthouse Financial, Inc., 5.625%, 5/15/30	890,000	1,069,134
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (a)	1,000,000	1,015,023
2.561%, (SOFR + 1.167), 5/1/32 (a)	500,000	502,800
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	500,530
Cooperatieve Rabobank UA
3.875%, 9/26/23 (b)	250,000	265,003
3.950%, 11/9/22	375,000	387,652
Credit Agricole SA, 4.125%, 1/10/27 (b)	1,000,000	1,106,620
Crown Castle International Corp., 3.700%, 6/15/26	300,000	324,204
Discover Financial Services, 3.750%, 3/4/25	325,000	347,537
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	701,820
HAT Holdings I LLC/HAT Holdings II LLC, 6.000%, 4/15/25 (b)	450,000	469,215
HSBC Holdings PLC, 4.950%, 3/31/30	1,000,000	1,178,864

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
ING Groep NV, 4.625%, 1/6/26 (b)	750,000	$840,833
Kimco Realty Corp., 3.400%, 11/1/22	160,000	163,697
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	3,000,000	2,243,815
KWG Group Holdings, Ltd., 6.000%, 8/14/26 (b)	275,000	222,275
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	103,297
Morgan Stanley
2.699%, (SOFR + 1.143), 1/22/31 (a)	640,000	654,928
3.950%, 4/23/27	210,000	230,695
Nationwide Mutual Insurance Co., 4.350%, 4/30/50 (b)	550,000	640,582
New York Life Insurance Co., 3.750%, 5/15/50 (b)	160,000	183,565
Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	174,137
Prologis L.P., 3.250%, 10/1/26	165,000	177,897
Prudential PLC, 3.125%, 4/14/30	155,000	166,279
Regency Centers L.P., 3.750%, 6/15/24	300,000	318,910
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	274,626
Series MTN, 4.700%, 9/15/23	164,000	175,407
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (b)	615,000	705,276
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (b)	1,500,000	1,498,154
Truist Financial Corp., Series MTN, 3.875%, 3/19/29	575,000	646,747
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	528,767
USAA Capital Corp., 2.125%, 5/1/30 (b)	885,000	887,948
Ventas Realty L.P., 3.500%, 2/1/25	500,000	532,059
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27 (b)	255,000	115,946

		27,703,806

Industrial – 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/1/28 (b)	200,000	196,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/27 (b)	360,000	359,550
Interchile SA, 4.500%, 6/30/56 (b)	1,000,000	1,055,940
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.000%, 9/16/31	1,400,000	1,357,117
Klabin Austria GmbH, 5.750%, 4/3/29 (b)	700,000	763,000
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	419,052
WRKCo, Inc., 3.000%, 9/15/24	375,000	393,848
Xylem, Inc., 2.250%, 1/30/31	900,000	900,866

		5,445,373

Technology – 1.6%
Apple, Inc., 2.650%, 5/11/50	300,000	296,477
Black Knight InfoServ LLC, 3.625%, 9/1/28 (b)	330,000	328,762
Broadcom, Inc.
3.187%, 11/15/36 (b)	852,000	839,614
4.150%, 11/15/30	958,000	1,053,705
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (b)	395,000	398,456
HP, Inc., 3.000%, 6/17/27	1,250,000	1,321,614

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Technology (Continued)
Micron Technology, Inc., 4.640%, 2/6/24	260,000	$280,475

		4,519,103

Utilities – 2.5%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	770,000	786,755
Clearway Energy Operating LLC
3.750%, 2/15/31 (b)	560,000	555,114
4.750%, 3/15/28 (b)	400,000	423,700
EDP Finance B.V., 1.710%, 1/24/28 (b)	1,300,000	1,269,074
Instituto Costarricense de Electricidad, 6.750%, 10/7/31 (b)	700,000	697,848
NSTAR Electric Co., 3.950%, 4/1/30	830,000	945,732
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28 (b)	475,000	492,219
Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	516,896
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (b)	1,000,000	1,020,486

		6,707,824

Total Corporate Bonds and Notes (Cost $81,039,330)		84,614,018

Municipal Bonds – 9.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	485,000	697,961
California Health Facilities Financing Authority, 2.984%, 6/1/33	760,000	799,596
Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	293,570
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	1,008,264
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	568,463
County of Riverside, CA
2.963%, 2/15/27	670,000	712,600
3.070%, 2/15/28	670,000	717,114
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	456,062
4.125%, 7/1/27	500,000	528,034
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	971,953
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	1,028,206
Inland Valley Development Agency, 5.500%, 3/1/33 (Insurer AGM)	70,000	76,381
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	179,389
5.000%, 7/1/25	135,000	150,502
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)
3.968%, 7/1/27	205,000	229,997
4.168%, 7/1/29	40,000	46,117
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27 (b)	100,000	107,813
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000	615,015
2.305%, 7/1/29	1,000,000	1,010,528
2.306%, 7/1/25	200,000	205,624

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	$570,828
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52 (a)	800,000	810,882
Metropolitan Transportation Authority
5.000%, 11/15/50	240,000	285,606
5.175%, 11/15/49	855,000	1,171,506
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	1,052,255
New York Transportation Development Corp., 4.248%, 9/1/35	555,000	617,017
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	497,489
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	152,264
5.450%, 8/15/28	770,000	866,773
Oklahoma State University, 3.427%, 9/1/36	100,000	108,870
Oregon Health and Science University, 5.000%, 7/1/45	350,000	465,327
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	1,039,768
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000	519,457
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000	754,076
Redevelopment Authority of the City of Philadelphia
2.239%, 9/1/29	145,000	144,133
2.339%, 9/1/30	1,000,000	995,940
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	1,002,430
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL)	340,000	357,741
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	145,000	155,017
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project), 4.000%, 9/1/22 (b)	250,000	248,994
Southern Ohio Port Authority, 6.500%, 12/1/30 (b)	470,000	540,795
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	375,189
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000	882,148
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	102,501
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24 (b)	300,000	304,874
Washington Housing Finance Commission, (Transforming Age), 3.000%, 1/1/25 (b)	985,000	985,245
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	342,645
4.190%, 8/15/55	190,000	196,106

Total Municipal Bonds (Cost $24,216,651)		25,949,065

U.S. Government Agency Obligations – 7.2%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	2,200,000	2,370,600
2.780%, 11/2/37	1,800,000	1,959,600
3.430%, 4/6/45	1,000,000	1,184,609
3.660%, 3/7/44	974,000	1,195,472

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*		Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Banks , 2.375%, 3/14/25	2,710,000		$2,848,407
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000		5,719,713
Federal National Mortgage Association
0.875%, 8/5/30	4,000,000		3,761,544
5.625%, 7/15/37	391,000		589,119

Total U.S. Government Agency Obligations (Cost $18,864,564)			19,629,064

Senior Floating Rate Interests – 3.5%
Communication Services – 0.9%
Adevinta ASA EUR Term Loan B, 3.250%, (3 mo. EUR Euribor + 3.250%), 6/26/28 (a)	185,000	EUR	214,371
Altice France S.A. USD Term Loan B12, 3.811%, (3 mo. USD LIBOR + 3.688%), 1/31/26 (a)	467,372		463,526
Charter Communications Operating, LLC 2019 Term Loan B2, 1.840%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (a)	284,522		282,873
Go Daddy Operating Company, LLC 2017 Repriced Term Loan
1.837%, (1 mo. USD LIBOR + 1.750%), 2/15/24 (a)	182,628		181,509
2.087%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (a)	306,125		304,339
Nexstar Broadcasting, Inc. 2018 Term Loan B3, 2.337%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	83,471		83,400
UPC Financing Partnership 2021 USD Term Loan AX, 3.090%, (1 mo. USD LIBOR + 3.000%), 1/31/29 (a)	995,000		991,891

			2,521,909

Consumer Discretionary – 0.5%
Adient US LLC 2021 Term Loan B, 3.587%, (1 mo. USD LIBOR + 3.500%), 4/8/28 (a)	209,475		209,835
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.087%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (a)	490,000		485,948
Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.250%, (1 mo. USD LIBOR + 2.750%), 10/19/27 (a)	571,673		570,923

			1,266,706

Consumer Staples – 1.2%
Biogroup-LCD 2021 EUR Term Loan B, 3.500%, (6 mo. EUR Euribor + 3.500%), 1/28/28 (a)	465,000	EUR	536,042
Boels Topholding BV 2021 EUR Term Loan B, 3.250%, (3 mo. EUR Euribor + 3.250%), 2/6/27 (a)	400,000	EUR	461,936
CHG PPC Parent LLC 2018 Term Loan B, 2.837%, (1 mo. USD LIBOR + 2.750%), 3/31/25 (a)	96,750		96,266
Coty, Inc. 2018 USD Term Loan B, 2.337%, (1 mo. USD LIBOR + 2.250%), 4/7/25 (a)	116,982		115,447
Diamond (BC) B.V. 2021 Term Loan B, 3.500%, (3 mo. USD LIBOR + 3.000%), 9/29/28 (a)	500,000		499,562
Insulet Corporation Term Loan B, 3.750%, (1 mo. USD LIBOR + 3.250%), 5/4/28 (a)	264,338		265,246
Verisure Holding AB 2021 EUR Term Loan, 3.250%, (3 mo. EUR Euribor + 3.250%), 3/27/28 (a)	900,000	EUR	1,035,192
Xplornet Communications, Inc. 2021 Term Loan, 0.000%, 10/2/28 (d)	270,000		269,972

			3,279,663

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 3.087%, (1 mo. USD LIBOR + 3.000%), 6/15/25 (a)	174,150		173,093

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*		Value
Financials (Continued)
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 4.500%, (6 mo. USD LIBOR + 3.500%), 5/30/25 (a)	487,551		$489,633
USI, Inc. 2017 Repriced Term Loan, 3.132%, (3 mo. USD LIBOR + 3.000%), 5/16/24 (a)	168,000		166,980

			829,706

Industrials – 0.0%
Zephyr German BidCo GmbH EUR Term Loan B1, 3.750%, (3 mo. EUR Euribor + 3.750%), 3/10/28 (a)	100,000	EUR	115,711

			115,711

Information Technology – 0.6%
DCert Buyer, Inc. 2019 Term Loan B, 4.087%, (1 mo. USD LIBOR + 4.000%), 10/16/26 (a)	640,126		641,026
Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (3 mo. USD LIBOR + 3.500%), 6/13/24 (a)	250,538		249,528
MA FinanceCo., LLC USD Term Loan B3, 2.837%, (1 mo. USD LIBOR + 2.750%), 6/21/24 (a)	28,300		28,100
Seattle Spinco, Inc. USD Term Loan B3, 2.837%, (1 mo. USD LIBOR + 2.750%), 6/21/24 (a)	191,114		189,770
SS&C European Holdings S.A.R.L. 2018 Term Loan B4, 1.837%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	37,323		36,982
SS&C Technologies Inc. 2018 Term Loan B3, 1.837%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	49,118		48,669
Zelis Healthcare Corporation 2021 Term Loan, 3.582%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (a)	469,068		467,808

			1,661,883

Total Senior Floating Rate Interests (Cost $9,787,734)			9,675,578

Foreign Government & Agency Securities – 1.7%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	922,175
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	827,337
City of Vancouver, 2.300%, 11/5/31 (c)	595,000	CAD	478,937
Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		782,808
Republic of Chile, 0.830%, 7/2/31 (a)	1,370,000	EUR	1,567,623

Total Foreign Government & Agency Securities (Cost $4,501,864)			4,578,880

Asset Backed Securities – 0.7%
Carmax Auto Owner Trust Series 2017-4, 2.700%, 10/16/23	250,000		250,721
Corevest American Finance Trust Series 2020-4 , 2.250%, 12/15/52 (b)	100,000		97,940
Lendbuzz Securitization Trust Series 2021-1A, 1.460%, 6/15/26 (b)	670,000		671,386
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (b)	173,272		169,859
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (b)(e)	500,000		518,285
Tricolor Auto Securitization Trust Series 1A, 0.740%, 4/15/24 (b)	258,679		258,694

Total Asset Backed Securities (Cost $1,950,485)			1,966,885

Convertible Bonds – 0.5%
Consumer Discretionary – 0.2%
Etsy, Inc., 0.125%, 10/1/26	110,000		318,600

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2021 (Unaudited)

Security	Principal Amount*	Value
Consumer Discretionary (Continued)
NIO, Inc., 0.500%, 2/1/27 (b)	325,000	$275,575

		594,175

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	262,718
Insulet Corp., 0.375%, 9/1/26	195,000	290,221

		552,939

Technology – 0.1%
Square, Inc., 0.125%, 3/1/25	135,000	289,745

		289,745

Total Convertible Bonds (Cost $1,314,097)		1,436,859

Preferred Stocks – 0.2%
Health Care – 0.2%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	263,000
Danaher Corp., 5.000%, 4/15/23	170	282,328

		545,328

Total Preferred Stocks (Cost $548,610)		545,328

Certificates of Deposit – 0.2%
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	406,461

Total Certificates of Deposit (Cost $400,000)		406,461

Total Long Term Investments (Cost $279,889,332)		286,892,788

Short Term Investments – 13.2%
U.S. Government Agency Obligations – 13.2%
Federal Farm Credit Discount Notes
0.000%, 1/3/22	5,000,000	4,999,650
0.000%, 1/10/22	7,000,000	6,999,456
Federal Home Loan Bank Discount Notes
0.000%, 11/19/21	12,000,000	11,999,820
0.000%, 2/23/22	12,000,000	11,998,100

Total Short Term Investments (Cost $35,997,156)		35,997,026

Total Investments–118.2% (Cost $315,886,488)		322,889,814
Other Liabilities, less assets – (18.2)%		(49,605,136)

Net Assets – 100.0%		$273,284,678

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities was $51,435,581, representing 18.8% of net assets.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	Represents an unsettled loan contract. The coupon rate will be determined at time of settlement.
(e)	Step coupon bond.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

EUR – Euro

CAD – Canadian Dollar

At October 31, 2021, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	Morgan Stanley	12/15/21	1,052,000	$848,754	$(16,416)
United States Dollar	Canadian Dollar	Morgan Stanley	12/15/21	1,142,000	921,366	(1,738)
United States Dollar	Canadian Dollar	BNP Paribas, N.A.	12/15/21	595,000	480,046	1,858
United States Dollar	Euro	Deutsche Bank AG	11/30/21	2,230,000	2,582,068	7,648
United States Dollar	Euro	Barclays Bank PLC	12/15/21	1,804,000	2,089,838	51,929

						$43,281

At October 31, 2021, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Canadian Government Bond (Short)	5	$(500,000)	$(568,553)	12/20/21	$2,662
Euro-BTP (Short)	41	$(4,100,000)	$(7,034,525)	12/8/21	$200,590
Euro-Bund (Short)	9	$(900,000)	$(1,751,011)	12/8/21	$39,326
10-Year Australia Government Bond (Long)	16	$1,600,000	$1,620,589	12/15/21	$(59,438)

					$183,140

At October 31, 2021, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay Fixed rate annually 1.167% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/28	$12,820,000	$(29,094)	$(135,822)	$106,728
Pay Fixed rate annually 1.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/31	23,780,000	(399,621)	(430,692)	31,071
Receive Fixed rate annually 0.150% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/23	34,685,000	(129,526)	(53,428)	(76,098)
Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/26	3,123,000	(18,993)	113,828	(132,821)
Receive Fixed rate annually 1.850% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/51	7,290,000	699,294	762,893	(63,599)
Receive Fixed rate annually 1.813% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/16/41	12,740,000	760,740	512,839	247,901

					$769,618	$113,182

At October 31, 2021, the Fund had the following OTC total return swap contracts outstanding.

Pay/Receive Total Return	Reference Enitity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterpatry	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month USD BBA LIBOR	Maturity	USD	$5,030,000	12/20/21	Morgan Stanley	$(144,429)	$0	$(144,429)
Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month USD BBA LIBOR	Maturity	USD	490,000	12/20/21	Morgan Stanley	$(7,833)	$0	$(7,833)
Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month USD BBA LIBOR	Maturity	USD	690,000	12/20/21	Morgan Stanley	$(6,178)	$0	$(6,178)
Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month USD BBA LIBOR	Maturity	USD	435,000	12/20/21	Morgan Stanley	$781	$0	$781

									$0	$(157,659)

At October 31, 2021, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (c):
CDX-NAHY Series 36, Version 1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ ICE	6/20/26	$4,845,000	$429,897	$430,722	$(825)

					$430,722	$(825)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P - B1/BB-

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. Institutional shares and Class Y shares commenced operations on November 30, 2011 and June 1, 2021, respectively. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Class Y shares are also available to endowments, foundations, religious organizations, or other tax-exempt entities, as well as, certain eligible retirement and benefit plans, including 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2021 (Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$138,090,650	$—	$138,090,650
Corporate Bonds and Notes	—	84,614,018	—	84,614,018
Municipal Bonds	—	25,949,065	—	25,949,065
U.S. Government Agency Obligations	—	19,629,064	—	19,629,064
Senior Floating Rate Interests	—	9,675,578	—	9,675,578
Foreign Government & Agency Securities	—	4,578,880	—	4,578,880
Asset Backed Securities	—	1,966,885	—	1,966,885
Convertible Bonds	—	1,436,859	—	1,436,859
Preferred Stocks	545,328	—	—	545,328
Certificates of Deposit	—	406,461	—	406,461

Total Long Term Investments	$545,328	$286,347,460	$—	$286,892,788

Short Term Investments in Securities:
U.S. Government Agency Obligations	—	35,997,026	—	35,997,026

Total Short Term Investments	$—	$35,997,026	$—	$35,997,026

Total Investment in Securities	$545,328	$322,344,486	$—	$322,889,814

Other Financial Instruments:
Forward Currency Contracts	—	61,435	—	61,435
Futures	242,578		—	242,578
Interest Rate Swap - CCP	—	385,700	—	385,700
Total Return Swap - OTC	—	781	—	781

Total Other Financial Instruments	$242,578	$447,916	$—	$690,494

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	(18,154)	—	(18,154)
Futures	(59,438)		—	(59,438)
Credit Default Swap - CCP	—	(825)	—	(825)
Interest Rate Swap - CCP	—	(272,518)	—	(272,518)
Total Return Swap - OTC	—	(158,440)	—	(158,440)

Total Other Financial Instruments	$(59,438)	$(449,937)	$—	$(509,375)